Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of discontinued amount included in assets and liabilities

The following table shows amounts included in assets and liabilities of discontinued operations, respectively, on the Company’s Consolidated Balance Sheets at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Current assets of discontinued operation:
Accounts receivable, net	$336	$542
Inventory	—	5,002
Prepaid expenses and other current assets	449	609
Total current assets of discontinued operation	785	6,153
Non-current assets of discontinued operation:
Property and equipment, net	695	4,946
Intangible assets, net	—	21,678
Total non-current assets of discontinued operation	695	26,624
Total assets of discontinued operation	$1,480	$32,777

Current liabilities of discontinued operation:
Accounts payable	$730	$378
Accrued expenses and other current liabilities	365	2,154
Current portion of contingent consideration	9,203	6,416
Total current liabilities of discontinued operation	10,298	8,948
Non-current liabilities of discontinued operation:
Long-term portion of contingent consideration	10,697	17,446
Total non-current liabilities of discontinued operation	10,697	17,446
Total liabilities of discontinued operation	$20,995	$26,394

Schedule of discontinued operations in the consolidated statements of operations

The results of operations from discontinued operations for the years ended December 31, 2022 and 2021 have been reflected as discontinued operations in the consolidated statements of operations and consist of the following:

	For the Year ended December 31,
	2022	2021
Revenue, net	$1,269	$1,080

Operating expenses:
Cost of sales	7,009	2,445
Research and development	687	476
Selling, general and administrative	9,406	22,385
Amortization of intangible assets	1,997	2,576
Change in contingent consideration valuation	(2,761)	(33,312)
Loss on impairment of property and equipment	4,157	—
Loss on impairment of intangible asset	19,681	—
Total operating expenses	40,176	(5,430)
Operating (loss) income from discontinued operation	(38,907)	6,510
Other income (expense):
Other income (expense), net	316	(25)
Net (loss) income from discontinued operation	$(38,591)	$6,485